Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Disclosure of Share-based Payments Recognized As Expense for RSUs, RSAs and Options, Net of Forfeitures
Share-based payments are recognized as expense for RSUs, RSAs and options, net of forfeitures, as follows:

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Total share-based compensation expense	46,307	9,557	7,966

Disclosure of Restricted Stock Unit Activity and Weighted Average Grant Date Fair Values
The following table displays RSU activity and weighted average grant date fair values for the year ended December 31, 2021:

	RSUs	Weighted Average Grant Date Fair Value Per RSU (1)
Balance at January 1, 2021	—	$—
Granted	6,997,284	$6.23
Vested and issued	—	$—
Forfeited	—	$—
Balance at December 31, 2021	6,997,284	$6.23
Vested and unissued at December 31, 2021	1,760,363	$6.23
Unvested at December 31, 2021	5,236,921	$6.23
(1)The calculation of weighted average grant date fair value excludes RSUs issued to Higi employees further discussed below.

Disclosure of Stock Options Granted	The key assumptions used for options granted during the year ended December 31, 2021, were as follows:

Fair value of underlying stock	$2.97 - $9.20
Volatility	63.4% - 70.0%
Risk-free interest rate	0.12% - 1.68%
Dividend yield	0% - 0%
Expected term (in years)	10.00 - 14.50

Disclosure of Number and Weighted Average Exercise Prices of Share Options
The number and weighted average exercise price of share options for the Group are as follows:

	2021		2020		2019
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	$		$		$
Outstanding at the beginning of the year	0.02	21,107,487	—	20,120,425	—	19,666,539
Granted during the year	3.67	8,155,289	0.11	4,109,243	—	2,786,856
Forfeited / canceled during the year	0.18	(6,204,471)	0.04	(3,122,181)	—	(2,332,970)
Exercised during the year	1.42	(162,040)	—	—	—	—
Outstanding at the end of the year	1.47	22,896,265	0.02	21,107,487	—	20,120,425
Exercisable at the end of the year	1.54	19,105,908	0.01	16,461,945	—	11,817,828